SHARE OPTIONS - Additional Information (Details) - USD ($)		1 Months Ended	12 Months Ended
	Nov. 10, 2016	Nov. 30, 2016	Dec. 31, 2019	Dec. 31, 2018	Feb. 29, 2020	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility			71.00%
Expected dividends			$ 0
Risk-free rate			1.55%
Expected term of share options			5 years
Share based compensation cost			$ 500,000	$ 500,000
Exercised (in shares)			305,000	75,000
Compensation costs not yet recognized			$ 0	$ 500,000
Options Outstanding and Unvested, Weighted average exercise price (in dollars per share)			$ 0.00	$ 3.75		$ 4.20
Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding and Unvested, Weighted average exercise price (in dollars per share)					$ 3.38
2016 Share Option Scheme [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued for Equity Incentive Plan (in shares)				75,000
2016 Share Option Scheme [Member] | Share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of scheme		10 years
Term of share options		5 years
Vesting period		3 years
2016 Share Option Scheme [Member] | Share options | Vesting on first anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate		33.33%
2016 Share Option Scheme [Member] | Share options | Vesting on second anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate		33.33%
2016 Share Option Scheme [Member] | Share options | Vesting on third anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate		33.33%
Senior management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercised (in shares)			305,000	75,000
Share options | Senior management | 2016 Share Option Scheme [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options approved for issuance to senior management (in shares)	700,000
Exercise price (in dollars per share)	$ 4.20